Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	001-40886
Entity Registrant Name	Cognition Therapeutics, Inc.
Entity Central Index Key	0001455365
Entity Tax Identification Number	13-4365359
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2500 Westchester Avenue
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	412
Local Phone Number	481-2210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false